Consolidated statements of operations (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and dividend income	12,061	12,254
Interest expense	(8,785)	(9,327)
Net interest income	3,276	2,927
Commissions and fees	6,182	6,987
Trading revenues	1,441	3,122
Other revenues	1,162	1,603
Net revenues	12,061	14,639
Provision for credit losses	32	(21)
Compensation and benefits	6,691	7,069
General and administrative expenses	3,320	3,315
Commission expenses	884	1,014
Total other operating expenses	4,204	4,329
Total operating expenses	10,895	11,398
Income from continuing operations before taxes	1,134	3,262
Income tax expense	277	702
Net income	857	2,560
Net income/(loss) attributable to noncontrolling interests	288	999
Net income attributable to shareholders	569	1,561